Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		18 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2016	Nov. 30, 2015
Cash flows from operating activities:
Net loss	$ (1,930,533)	$ (277,435)	$ (400,207)	$ (212,593)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Stock based compensation	1,204,850	171,026	193,025	129,550
Depreciation and amortization	21,875		4,765
Interest and financing costs	370,856	1,504
Accounts receivable	(161,265)	553	(486)	52,241
Prepaid expenses	9,495	9,000	260	(15,000)
Inventory	(330,147)	11,397	5,992	(1,758)
Accounts payable and accrued expenses	338,491	3,658	25,150	(57,475)
Customer advances	(20,880)		20,880
Unearned income		4,194
Net cash (used in) operating activities	(497,258)	(76,103)	(150,621)	(105,035)
Cash flows from financing activities:
Proceeds from issuance of common stock		6,000	68,001	112,000
Repayment of notes payable	(18,500)		18,500
Proceeds from loans payable	364,820
Proceeds form convertible notes payable, , net of financing costs of $12,500	665,000	75,000	75,000	6,000
Repayment of convertible notes payable	(8,000)	(3,000)	(27,740)
Repayment of loans payable	(156,204)
Repayment of line of credit	(81,165)
Proceeds from line of credit	557,000
Proceeds from loan payable - stockholder	(10,000)	(10,000)	10,000	20,000
Repayment of loan payable - stockholder			(10,000)	(10,000)
Net cash provided by financing activities	1,312,951	68,000	133,761	128,000
Cash flows (used in) investment activities:
Fixed assets acquired	(75,000)
Intangible assets acquired	(375,000)
Net cash (used in) investment activities	(450,000)
Net increase in cash and cash equivalents	365,693	(8,103)	(16,860)	22,965
Cash and cash equivalents at beginning of period	27,241	44,101	44,101
Cash and cash equivalents at end of period	392,934	35,998	392,934	35,998
Supplemental cash flow information:
Cash paid during the period for: Interest	36,374	1,697	8,483	1,500
Non-cash transactions: Supplemental Schedule of non-cash investing and financing activities:
Forgiven rent converted to additional paid in capital				3,000
Conversion of debt to common stock and additional paid in capital	102,933	10,817	$ 10,817
Shares issued for financing costs	$ 796,463